Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [Roll Forward]
Provision for post-employment plans at beginning of period	€ 376	€ 628
Additions	1,520	106
Retirements/amount applied	(133)	(311)
Transfers		(43)
Translation differences, hyperinflation adjustments and accretion	(20)	(4)
Provision for post-employment plans at end of period	€ 1,743	€ 376